Provisions and other non-financial liabilities (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total		$ 63,445	$ 41,912
Total		30,001	8,934
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Provision for tax loss in fiscal litigation		739	750
Rent under Lease contract with CORFO	[1]	32,331	11,452
Provision for additional tax related to foreign loans		416	450
End of agreement bonus		4,522	5,365
Directors per diem allowance		2,630	1,918
Provision for subsidiary restructuring		6,000	0
Miscellaneous provisions		388	1,110
Total	[1]	47,026	21,045
Non-current miscellaneous other provisions		47	44
Total	[1]	47	$ 44
Provision for the payment agreed with CORFO	[2]	$ 20,400

[1]	Rent for the lease contract with CORFO: This relates to the lease of mining properties that SQM Salar S.A. pays on a quarterly basis to the state entity “Corporación de Fomento” (CORFO). The amount payable is calculated based on the sales of products extracted from the Atacama Saltpeter Deposit. It includes US$20.4 million corresponding to the estimation made by management for the settlement with CORFO (See notes 19.1.8, 25.5 and 32.2).
[2]	Vacation benefit (short-term benefits to employees, current) is in line with the provisions established in Chile’s Labor Code, which indicates that employees with more than a year of service will be entitled to annual vacation for a period of at least fifteen paid business days. The Company provides the benefit of two additional vacation days.